Non-financial assets and liabilities - Schedule of Movements Related to Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Deferred Tax Assets And Liabilities [Line Items]
Beginning balance	$ 0	$ 0
Charged/(credited) to:
- profit or loss	(126)	(239)
- directly to equity	126	239
Ending balance	0	0
Tax losses (DTA)
Deferred Tax Assets And Liabilities [Line Items]
Beginning balance	(80,411)	(71,916)
Charged/(credited) to:
- profit or loss	997	(8,742)
- directly to equity	126	247
Ending balance	(79,288)	(80,411)
Other Temporary Differences (DTA)
Deferred Tax Assets And Liabilities [Line Items]
Beginning balance	(7,831)	(8,248)
Charged/(credited) to:
- profit or loss	(997)	425
- directly to equity	0	(8)
Ending balance	(8,828)	(7,831)
Intangible Assets (DTL)
Deferred Tax Assets And Liabilities [Line Items]
Beginning balance	88,242	80,164
Charged/(credited) to:
- profit or loss	(126)	8,078
- directly to equity	0	0
Ending balance	$ 88,116	$ 88,242